Contract termination liability (Details) - ElectraMeccanica Vehicles Corp - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 20, 2022
Contract Termination Liability [Line Items]
Estimate of costs associated with concluding the manufacturing agreement			$ 22,800,000
Termination provision		$ 15,700,000
Contract termination liability	$ (8,000,000)
Write-off of prepaid deposits	7,167,340
Write-off of payable balance	281,462
Settlement of the existing contract termination liability	15,700,000
SOLO vehicle inventories received	129
Value of SOLO vehicle inventories received	44,244
Gain / (loss) on settlement of legal liabilities	$ 858,366